YieldMax COIN Option Income Strategy ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 51.0%		Par	Value
United States Treasury Note/Bond, 0.75%, 11/15/2024(a)		$151,969,000	$147,172,182
TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,000,866)			147,172,182

OPTIONS PURCHASED - 6.4%(b)(c)	Notional Amount	Contracts
Call Options - 6.4%			$–
Coinbase Global, Inc.		–	$–
Expiration: 02/16/2024; Exercise Price: $130.00(d)(e)	271,399,400	21,170	17,571,100
Expiration: 03/15/2024; Exercise Price: $130.00(d)(e)	10,063,700	785	1,028,350
Total Call Options			18,599,450
TOTAL OPTIONS PURCHASED (Cost $26,040,225)			18,599,450

SHORT-TERM INVESTMENTS - 52.3%		Shares
Money Market Funds - 4.6%
First American Government Obligations Fund - Class X, 5.25%(f)		13,253,472	13,253,472

U.S. Treasury Bills - 47.7%		Par
5.08%, 06/13/2024(g)		140,277,000	137,657,916
TOTAL SHORT-TERM INVESTMENTS (Cost $150,955,462)			150,911,388

TOTAL INVESTMENTS - 109.7% (Cost $323,996,553)			$316,683,020
Liabilities in Excess of Other Assets - (9.7)%			(28,109,466)
TOTAL NET ASSETS - 100.0%			$288,573,554

Percentages are stated as a percent of net assets.

(a)	This security was held in its entirety at the broker in connection with options as of January 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(g)	The rate shown is the effective yield.

YieldMax COIN Option Income Strategy ETF
Schedule of Options Written
as of January 31, 2024 (Unaudited)

OPTIONS WRITTEN - (8.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.1)%
Coinbase Global, Inc.	0	0	–
Expiration: 02/02/2024; Exercise Price: $142.00	$(3,846,000)	(300)	$(4,500)
Expiration: 02/02/2024; Exercise Price: $134.00	(128,328,200)	(10,010)	(970,970)
Expiration: 02/02/2024; Exercise Price: $130.00	(5,128,000)	(400)	(84,000)
Expiration: 02/02/2024; Exercise Price: $131.00	(137,943,200)	(10,760)	(2,173,520)
Expiration: 02/09/2024; Exercise Price: $143.00	(6,217,700)	(485)	(57,715)
Total Call Options			(3,290,705)

Put Options - (7.4)%
Coinbase Global, Inc.	0	0	–
Expiration: 02/16/2024; Exercise Price: $130.01(c)	(271,399,400)	(21,170)	(20,280,187)
Expiration: 03/15/2024; Exercise Price: $130.01(c)	(10,063,700)	(785)	(1,096,149)
Total Put Options			(21,376,336)
TOTAL OPTIONS WRITTEN (Premiums received $30,407,016)			$(24,667,041)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

YieldMax COIN Option Income Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$–	$147,172,182	$–	$147,172,182
Options Purchased	18,599,450	–	–	18,599,450
Money Market Funds	13,253,472	–	–	13,253,472
U.S. Treasury Bills	–	137,657,916	–	137,657,916
Total Assets	$31,852,922	$284,830,098	$–	$316,683,020

Liabilities:
Options Written	(3,232,990)	(21,434,051)	–	(24,667,041)
Total Liabilities	$(3,232,990)	$(21,434,051)	$–	$(24,667,041)